Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Before Income Taxes

The components of the Company’s income before income taxes include the following:

Year Ended December 31,	2012	2011	2010

Domestic	$786.6	$607.0	$186.3
Foreign	842.3	899.9	474.0

	$1,628.9	$1,506.9	$660.3

Components of Provision for Income Taxes

The components of the Company’s provision for income taxes include the following:

Year Ended December 31,	2012	2011	2010
Current provision:
Federal	$126.2	$.4	$24.5
State	31.5	20.5	8.2
Foreign	207.9	219.6	123.7

	365.6	240.5	156.4
Deferred provision (benefit):
Federal	134.4	207.8	24.6
State	9.5	3.4	(7.1)
Foreign	7.8	12.9	28.8

	151.7	224.1	46.3

	$517.3	$464.6	$202.7

Reconciliation of Statutory U.S Federal Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory U.S. federal tax rate to the effective income tax rate is as follows:

	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Effect of:
Tax on foreign earnings	(3.1)	(3.3)	(3.9)
Other, net	(.1)	(.9)	(.4)

	31.8%	30.8%	30.7%

Tax Effects of Temporary Differences representing Deferred Tax Assets and Liabilities

The tax effects of temporary differences representing deferred tax assets and liabilities are as follows:

At December 31,	2012	2011
Assets:
Accrued expenses	$179.9	$138.6
Postretirement benefit plans	64.4	94.1
Net operating loss carryforwards	64.2	58.6
Allowance for losses on receivables	50.4	50.1
Tax credit carryfowards		15.8
Other	83.3	89.1

	442.2	446.3
Valuation allowance	(21.2)	(16.4)

	421.0	429.9

Liabilities:
Financial Services leasing depreciation	(775.8)	(721.8)
Depreciation and amortization	(241.4)	(161.3)
Other	(14.1)	(12.1)

	(1,031.3)	(895.2)

Net deferred tax liability	$(610.3)	$(465.3)

Balance Sheet Classification of Deferred Tax Assets and Liabilities

The balance sheet classification of the Company’s deferred tax assets and liabilities are as follows:

At December 31,	2012	2011
Truck, Parts and Other:
Other current assets	$151.2	$126.0
Other noncurrent assets, net	40.9	126.3
Accounts payable, accrued expenses and other	(1.7)	(1.0)
Other liabilities	(90.7)	(41.0)
Financial Services:
Other assets	72.4	55.1
Deferred taxes and other liabilities	(782.4)	(730.7)

Net deferred tax liability	$(610.3)	$(465.3)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance at January 1	$18.3	$43.1	$37.0
Additions for tax positions related to the current year	1.0	.9	2.5
Additions for tax positions related to prior years	9.9	5.6	23.9
Reductions for tax positions related to prior years	(5.2)	(22.9)	(10.7)
Reductions related to settlements	(.3)	(7.7)	(.4)
Lapse of statute of limitations	(.3)	(.7)	(9.2)

Balance at December 31	$23.4	$18.3	$43.1